Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 7,757		$ 12,226			$ 764
Accounts receivable	4					18
Research and development tax credit receivable	1,505		1,070			982
Prepaid expenses and other current assets	1,815		802			259
Total current assets	11,081		14,098			2,023
Property, plant equipment, net of accumulated depreciation of $1,090 and $1,102	677		802			682
Right-of-use assets, net	549		154			236
Other assets	6		6			8
Total assets	12,313		15,060			2,949
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	1,190		1,423			861
Current lease liabilities	208		87			217
Total current liabilities	1,398		1,510			1,078
Non-current lease liabilities	320		28			20
Total liabilities	1,718		1,538			1,098
Commitments and contingencies (Note 8)
Stockholders' Equity:
Common stock, par value $0.0001 per share, 300,000,000 shares authorized, 26,949,282 and 25,554,309 shares issued and outstanding, at June 30, 2022 and December 31, 2021, respectively	3		3			1
Additional paid-in capital	92,612		89,954			61,276
Accumulated other comprehensive loss	(485)		(1,363)			(1,480)
Accumulated deficit	(81,535)		(75,072)			(57,946)
Total Stockholders' equity	10,595	$ 12,897	13,522	$ 18,564	$ 20,825	1,851	$ (5,083)
Total Liabilities and Stockholders' Equity	$ 12,313		$ 15,060			$ 2,949